Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 5,006,676	¥ 32,432,246	¥ 12,253,234	¥ 10,387,777
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	445,561	2,886,254	2,223,907	1,702,140
Gain on disposal of fixed assets	(3,741)	(24,233)	(24,395)	(16,051)
Amortization of intangible assets and licensed copyrights	459,208	2,974,658	1,748,387	949,850
Deferred income tax, net	348,998	2,260,739	(693,448)	330,636
Share-based compensation	214,134	1,387,118	962,740	514,727
Provision for doubtful accounts	38,111	246,878	77,472	39,137
Investment income	(418,232)	(2,709,222)	(1,932,046)	(1,103,361)
Net gain from step-acquisition and settlement of pre-existing relationship	0	0	(75,229)	0
Assets impairment	18,058	116,978	95,049	24,197
(Income) loss from equity method investments	(597)	(3,867)	19,943	(22,578)
Gain on disposal of subsidiaries	(3,772,200)	(24,435,554)	0	0
Other non-cash expenses	8,175	52,959	32,435	19,186
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Restricted cash	(240,078)	(1,555,178)	(51,077)	(151,435)
Accounts receivable	(134,083)	(868,564)	(1,462,086)	(773,787)
Other assets	(321,945)	(2,085,509)	(1,628,737)	(1,303,334)
Amounts due from related parties	(122,878)	(795,977)	370,970	(54)
Customer advances and deposits	226,712	1,468,595	1,313,806	866,620
Accounts payable and accrued liabilities	1,108,299	7,179,338	5,028,890	2,005,559
Deferred revenue	32,536	210,763	(61,790)	122,347
Deferred income	2,948	19,099	104,391	199,272
Amounts due to related parties	102,645	664,917	(365,241)	2,123
Net cash generated from operating activities	2,998,307	19,422,438	17,937,175	13,792,971
Cash flows from investing activities:
Acquisition of fixed assets	(807,314)	(5,229,616)	(4,827,163)	(2,756,629)
Acquisition of computer parts	(3,185)	(20,634)	(4,302)	(12,194)
Proceeds from disposal of fixed assets	5,136	33,271	20,422	18,476
Acquisition of businesses, net of cash acquired (Note 3)	(51,357)	(332,679)	(328,891)	(13,201,126)
Disposal of subsidiaries and business	(546,671)	(3,541,228)	0	0
Acquisition of intangible assets	(384,830)	(2,492,855)	(1,563,746)	(909,717)
Capitalization of software costs	(4,840)	(31,351)	0	(2,448)
Purchases of held-to-maturity investments	(7,750,681)	(50,207,364)	(55,356,781)	(30,441,279)
Sales and maturities of held-to-maturity investments	8,021,516	51,961,778	37,449,747	29,562,045
Purchases of available-for-sale investments	(19,475,103)	(126,155,824)	(78,033,523)	(53,921,661)
Sales and maturities of available-for-sale investments	17,081,880	110,652,993	81,931,252	48,947,811
Purchases of other long-term investments	(917,026)	(5,940,309)	(1,777,331)	(350,361)
Sales of other long-term investments	3,572	23,141	22,362	0
Cash distribution from long-term investments	1,271	8,233	180	4,143
Net cash used in investing activities	(4,827,632)	(31,272,444)	(22,467,774)	(23,062,940)
Cash flows from financing activities:
Restricted cash (served) released as collateral for borrowings	15,808	102,400	(102,400)	0
Proceeds from issuance of subsidiaries' shares	544,621	3,527,945	1,846,819	1,397,283
Payments to acquire subsidiaries' shares from noncontrolling interests	0	0	(622,961)	(259,879)
Proceeds from short-term loans	15,438	100,000	92,432	0
Repayment of short-term loans	(13,099)	(84,850)	0	(47,200)
Proceeds from long-term loans	333,709	2,161,701	1,807,646	2,144,450
Repayment of long-term loans	(335,455)	(2,173,010)	(347,659)	(2,144,450)
Payment of dividends by a subsidiary to noncontrolling interests	0	0	(337,964)	0
Proceeds from issuance of notes payable	1,606,427	10,406,115	6,188,232	6,111,200
Payment of capital lease obligation	(9,083)	(58,837)	(72,817)	(36,629)
Payment of debt issuance costs	(7,969)	(51,624)	(32,216)	(39,400)
Repurchase of ordinary shares	(984,434)	(6,376,964)	0	0
Proceeds from exercise of share options	34,758	225,156	192,848	156,307
Net cash generated from financing activities	1,200,721	7,778,032	8,611,960	7,281,682
Effect of exchange rate changes on cash and cash equivalents	27,661	179,181	79,567	(200,548)
Net (decrease) increase in cash and cash equivalents	(600,943)	(3,892,793)	4,160,928	(2,188,835)
Cash and cash equivalents at beginning of the year	2,138,492	13,852,725	9,691,797	11,880,632
Cash and cash equivalents at end of the year	1,537,549	9,959,932	13,852,725	9,691,797
Supplemental disclosures:
Interests paid	133,848	867,039	592,759	302,055
Income taxes paid	426,552	2,763,119	2,798,040	1,656,513
Non-cash investing and financing activities:
Capital lease obligation	939	6,081	94,336	45,554
Acquisition of fixed assets included in accounts payable and accrued liabilities	158,722	1,028,171	1,131,870	787,154
Acquisition of other non-current assets included in accounts payable and accrued liabilities	6,826	44,215	39,437	40,303
Non-cash acquisitions of investments	$ 3,771,565	¥ 24,431,441	¥ 75,229	¥ 0